Long-term debt - Credit facility (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
TELUS Corporation
Long-term debt maturities
Available	$ 716.0	$ 132.0
Credit facility
Long-term debt maturities
Available	716.0	132.0
Outstanding	941.0	1,568.0
Maximum aggregate amount of credit facility	1,657.0	1,700.0
Credit facility | TELUS Corporation
Long-term debt maturities
Outstanding	87.0	140.0
Credit facility | Other lenders
Long-term debt maturities
Outstanding	854.0	1,428.0
Revolving component
Long-term debt maturities
Available	716.0	132.0
Outstanding	134.0	718.0
Maximum aggregate amount of credit facility	850.0	850.0
Revolving component | TELUS Corporation
Long-term debt maturities
Outstanding	16.0	65.0
Revolving component | Other lenders
Long-term debt maturities
Outstanding	118.0	653.0
Term loan components
Long-term debt maturities
Outstanding	807.0	850.0
Maximum aggregate amount of credit facility	$ 807.0	850.0
Fixed interest rate	2.64%
Term loan components | TELUS Corporation
Long-term debt maturities
Outstanding	$ 71.0	75.0
Term loan components | Other lenders
Long-term debt maturities
Outstanding	$ 736.0	$ 775.0